Revision of Previously Issued Quarterly Financial Information (Unaudited) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

	As of June 30, 2022
	As reported	Adjustments	As Corrected
	(in thousands)
Consolidated Balance Sheet:
Buildings and improvements	$271,046	$(156)	$270,890
Fixed assets, net	296	(81)	215
Cash	8,623	(441)	8,182
Cash – restricted	5,357	226	5,583
Prepaid expenses	544	(138)	406
Accounts receivable	2,494	(291)	2,203
Due from related parties	—	156	156
Other assets	121	(127)	(6)
Notes payable, net	150,299	(37)	150,262
Revolving Credit Facility, net	72,106	290	72,396
Accounts payable and accrued liabilities	18,530	(856)	17,674
Security Deposit	185	(46)	139
Deferred revenue	101	(35)	66
Accumulated deficit	(104,541)	(305)	(104,846)
Non-controlling interest	102,986	(352)	102,634

	Three Months Ended June 30, 2022			Six Months Ended June 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands, except per share data)			(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,122	$(120)	$2,002	$4,173	$(120)	$4,053
Management agreement	427	(427)	—	427	(114)	313
Percentage rent	4,856	175	5,031	9,185	271	9,456
Property taxes	1,844	(105)	1,739	3,680	(105)	3,575
Property operating expense	731	(33)	698	1,568	(96)	1,472
General and administrative	1,882	(44)	1,838	3,388	(44)	3,344
Professional fees	532	(38)	494	1,562	(387)	1,175
Organizational, offering and other costs	1,567	309	1,876	2,525	197	2,722
Depreciation and amortization	2,021	43	2,064	3,988	43	4,031
Interest expense	(3,168)	(198)	(3,366)	(5,707)	(250)	(5,957)
Other income	15	46	61	30	46	76
Net loss	(3,997)	(656)	(4,653)	(8,275)	225	(8,050)
Net income attributable to non-controlling interest	(2,311)	(352)	(2,663)	(4,783)	126	(4,657)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,436)	(304)	(2,740)	(4,992)	99	(4,893)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders — basic and diluted	$(0.31)	$(0.04)	$(0.35)	$(0.64)	$0.01	$(0.63)

	As of March 31, 2022			As of June 30, 2022			As of September 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands)			(in thousands)			(in thousands)
Consolidated Balance Sheet:
Buildings and improvements	$254,482	$(156)	$254,326	$271,046	$(156)	$270,890	$271,964	$(156)	$271,808
Fixed assets, net	56	(43)	13	296	(81)	215	207	—	207
Cash	9,418	(548)	8,870	8,623	(441)	8,182	5,862	—	5,862
Cash – r e stricted	5,043	333	5,376	5,357	226	5,583	6,721	—	6,721
Prepaid expenses	462	194	656	544	(138)	406	1,021	(13)	1,008
Accounts receivable	3,312	(197)	3,115	2,494	(291)	2,203	2,578	(85)	2,493
Due from related parties	—	156	156	—	156	156	—	156	156
Other assets	103	(47)	56	121	(127)	(6)	64	—	64
Notes payable, net	205,965	—	205,965	150,299	(37)	150,262	148,278	—	148,278
Revolving Credit Facility, net	—	—	—	72,106	290	72,396	72,648	195	72,843
Accounts payable and accrued liabilities	15,589	(954)	14,635	18,530	(856)	17,674	21,604	(119)	21,485
Security Deposit	166	(46)	120	185	(46)	139	97	61	158
Deferred revenue	99	(35)	64	101	(35)	66	372	—	372
Accumulated deficit	(102,855)	370	(102,485)	(104,541)	(305)	(104,846)	(106,692)	(40)	(106,732)
Non-controlling interest	104,906	850	105,756	102,986	(352)	102,634	101,609	(56)	101,553

	Three Months Ended March 31, 2022
	As reported	Adjustments	As Corrected
	(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,051	$(120)	$1,931
Management agreement	—	427	427
Percentage rent	4,329	127	4,456
Property taxes	1,836	(205)	1,631
Property operating expense	837	16	853
General and administrative	1,506	9	1,515
Professional fees	1,988	(520)	1,468
Depreciation and amortization	1,967	43	2,010
Interest expense	(2,539)	83	(2,457)
Other income	15	46	61
Net loss	(4,278)	1,220	(3,058)
Net income attributable to non-controlling interest	(2,472)	850	(1,622)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,556)	370	(2,186)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.33)	$0.05	$(0.28)

	Three Months Ended June 30, 2022			Six Months Ended June 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands, except per share data)			(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,122	$(120)	$2,002	$4,173	$(120)	$4,053
Management agreement	427	(427)	(0)	427	(114)	313
Percentage rent	4,856	175	5,031	9,185	271	9,456
Property taxes	1,844	(105)	1,739	3,680	(105)	3,575
Property operating expense	731	(32)	699	1,568	(97)	1,471
General and administrative	1,882	(44)	1,838	3,388	(44)	3,344
Professional fees	532	(38)	494	1,562	(387)	1,175
Organizational, offering and other costs	1,567	309	1,876	2,525	197	2,722
Depreciation and amortization	2,021	43	2,064	3,988	43	4,031
Interest expense	(3,168)	(198)	(3,366)	(5,707)	(250)	(5,957)
Other income	15	46	61	30	46	76
Net loss	(3,997)	(656)	(4,653)	(8,275)	225	(8,050)
Net income attributable to non-controlling interest	(2,311)	(352)	(2,663)	(4,783)	126	(4,657)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,436)	(305)	(2,741)	(4,992)	99	(4,893)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.31)	$(0.04)	$(0.35)	$(0.64)	$0.01	$(0.63)

	Three Months Ended September 30, 2022			Nine Months Ended September 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands, except per share data)			(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,173	$120	$2,293	$6,346	$120	$6,466
Management agreement	—	—	—	427	(114)	313
Percentage rent	6,245	(187)	6,058	15,430	(187)	15,243
Property taxes	1,912	(106)	1,806	5,592	(106)	5,486
Property operating expense	501	(17)	484	2,069	(97)	1,972
General and administrative	2,455	44	2,499	5,843	(9)	5,834
Professional fees	525	(47)	478	2,087	(326)	1,761
Organizational, offering and other costs	2,168	(197)	1,971	4,693	—	4,693
Depreciation and amortization	2,137	(43)	2,094	6,125	(43)	6,082
Interest expense	(3,387)	(288)	(3,675)	(9,094)	(383)	(9,477)
Other income	123	(107)	16	153	(107)	46
Net loss	(4,596)	(96)	(4,692)	(12,871)	(89)	(12,960)
Net income attributable to non-controlling interest	(2,445)	(56)	(2,501)	(7,228)	(52)	(7,280)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,901)	(40)	(2,941)	(7,893)	(37)	(7,930)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.37)	$(0.01)	$(0.38)	$(1.02)	$0.01	$(1.01)